Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Proprietary software products and related services	$ 341,350	$ 273,235	$ 242,818
Software services	1,013,789	835,386	730,376
Total revenues	1,355,139	1,108,621	973,194
Cost of revenues:
Proprietary software products and related services	201,302	149,244	131,131
Software services	857,014	700,596	610,139
Total cost of revenues	1,058,316	849,840	741,270
Gross profit	296,823	258,781	231,924
Research and development expenses, net	39,853	22,328	15,123
Selling, marketing, general and administrative expenses	184,424	147,953	140,935
Other income	308
Operating income	72,854	88,500	75,866
Financial expenses	(29,916)	(17,594)	(14,955)
Financial income	8,749	6,008	5,422
Group's share of profits of companies accounted for at equity, net	1,124	349	5
Income before taxes on income	52,811	77,263	66,338
Taxes on income	13,371	21,163	15,984
Net income	39,440	56,100	50,354
Attributable to:
Equity holders of the Company	10,352	22,445	19,829
Redeemable non-controlling interests	3,671	2,125	864
Non-controlling interests	25,417	31,530	29,661
Net income	$ 39,440	$ 56,100	$ 50,354
Net earnings per share attributable to Formula Systems (1985) Shareholders
Basic earnings per share	$ 0.72	$ 1.58	$ 1.41
Diluted earnings per share	$ 0.68	$ 1.49	$ 1.33